Stock Based Compensation (Details 1) (USD $)	12 Months Ended
Dec. 31, 2012
Summary of status of Company's non-vested stock grants
Non-vested December 31, 2011	4,944
Granted, Shares
Vested, Shares	(2,472)
Forfeited, Shares
Non-vested December 31, 2012	2,472
Non-vested December 31, 2011, Weighted Average Grant Date Fair Value	$ 1.60
Granted, Weighted Average Grant Date Fair Value
Vested, Weighted Average Grant Date Fair Value	$ 1.60
Forfeited, Weighted Average Grant Date Fair Value
Non-vested December 31, 2012, Weighted Average Grant Date Fair Value	$ 1.60